SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Contract liabilities) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Contract liabilities, beginning of period	$ 905,113	$ 450,084
Unearned revenue received from customers	2,545,317	3,780,215
Revenue recognized	(2,275,740)	(3,325,186)
Contract liabilities, end of period	$ 1,174,690	$ 905,113